Loss per ordinary equity share (basic and diluted)	12 Months Ended
Dec. 31, 2023
Ordinary equity share basic and diluted earnings loss per share [abstract]
Loss per ordinary equity share (basic and diluted)

10. Loss per ordinary equity share (basic and diluted)

The calculation of the loss per share is based on the loss for the financial year after taxation and on the weighted average of 111,277,250 (2022: 96,584,512; 2021: 88,950,441) ordinary shares in issue during the year.

The options outstanding at December 31, 2023, December 31, 2022 and December 31, 2021 are considered to be anti-dilutive as the Group is loss-making.